ANMIF N-CEN Item 3.1b.i

Articles Supplementary effective August 28, 2019

AllianceBernstein National Municipal Income Fund, Inc.

Articles Supplementary

5,754 Shares

2019 Variable Rate MuniFund Term Preferred Shares

AllianceBernstein National Municipal Income Fund, Inc., a Maryland corporation (the “Fund”), certifies that:

RECITALS

FIRST: Under a power contained in Article FIFTH of the Fund’s Charter (the “Charter”), the Board of Directors of the Fund, by duly adopted resolutions, classified 5,754 shares of authorized but unissued shares of common stock, par value $0.001 per share, of the Fund as a series of preferred stock, par value $0.001 per share, designated as 2019 Variable Rate MuniFund Term Preferred Shares, liquidation preference $25,000 per share, plus an amount equal to accumulated but unpaid dividends thereon (the “2019 VMTP Shares”), with the following preferences, rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, which, upon any restatement of the Charter, may become part of Article FIFTH of the Charter, with any necessary or appropriate renumbering or relettering of the sections or subsections hereof.

2019 VMTP SHARES

DESIGNATION

Preferred Shares:  5,754 shares of authorized but unissued common stock, par value $0.001 per share, are classified and designated as 2019 Variable Rate MuniFund Term Preferred Shares, liquidation preference $25,000 per share, plus an amount equal to accumulated but unpaid dividends thereon (the “2019 VMTP Shares”).  The initial Dividend Period for the 2019 VMTP Shares shall be the period from and including the Date of Original Issue thereof to and ending on and including September 30, 2019.  Each 2019 VMTP Share shall have a dividend rate equal to the Dividend Rate.  Each 2019 VMTP Share shall have such other preferences, rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law or set forth in the Charter, as set forth herein.  The 2019 VMTP Shares shall constitute a separate series of Preferred Shares.

The Board of Directors of the Fund may, in the future, authorize the issuance of additional Preferred Shares with the same preferences, rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption and other terms herein described except to the extent such terms shall be altered in the Articles Supplementary relating to such additional Preferred Shares.

            1.1       Definitions. Unless the context or use indicates another or different meaning or intent, each of the following terms shall have the meaning ascribed to it below, whether such term is used in the singular or plural and regardless of tense:

“1940 Act” means the Investment Company Act of 1940, as amended, or any successor statute.

“1940 Act Asset Coverage” means “asset coverage,” as defined for purposes of Section 18(h) of the 1940 Act, of at least 225% with respect to all outstanding senior securities of the Fund which are shares of stock for purposes of the 1940 Act, including all outstanding 2019 VMTP Shares (or such other asset coverage as may in the future be specified in or under the 1940 Act or by rule, regulation or order of United States Securities and Exchange Commission as the minimum asset coverage for senior securities that are shares of stock of a closed-end investment company).

“2015 VMTP Shares” shall mean the Variable Rate MuniFund Term Preferred Shares, $0.001 par value per share, classified and designated pursuant to Articles Supplementary accepted for record on August 31, 2015.

“2018 VMTP Shares” shall mean the 2018 Variable Rate MuniFund Term Preferred Shares, $0.001 par value per share, classified and designated pursuant to Articles Supplementary accepted for record on December 19, 2018.

“2019 VMTP Shares” shall have the meaning as set forth in the first paragraph under the caption “Designation” above.

“Additional Amount Payment” means a payment to a Holder of 2019 VMTP Shares of an amount which, when combined with the amount of the portion of any dividend to which a Taxable Allocation relates, and after imposition of U.S. federal income tax, taking into account the assumptions in the immediately following sentence, equals the after tax dollar amount of the dividend that would have been received by such Holder if no Taxable Allocation had been made with respect to such dividend.  Such Additional Amount Payment shall be calculated (i) without consideration being given to the time value of money; (ii) assuming that no Holder is subject to the federal alternative minimum tax with respect to dividends received from the Fund; and (iii) assuming that each Taxable Allocation and each Additional Amount Payment (except to the extent such Additional Amount Payment is reported as an exempt-interest dividend for purposes of Section 852(b)(5) of the Code) would be taxable, (x) in the case of the Purchaser (or (1) any entity taxed as a corporation that (i) joins in filing a consolidated federal corporate income tax return with the Purchaser, or (ii) is otherwise an affiliate of the Purchaser and is taxed as a corporation (excluding any such entity that is taxed as a regulated investment company under Subchapter M of the Code), or (2) any entity that is a direct or indirect wholly-owned subsidiary of one or more of the entities described in clause (1) (each of the entities described in clauses (1) or (2), a “Corporate Affiliate”)) at the maximum marginal regular federal corporate income tax rate applicable to ordinary income or net capital gains, as applicable, in effect at the time such Additional Amount Payment is paid, disregarding in each case the effect of any state or local taxes, or (y) in the case of any other Holder at the greater of (A) the rate expressed in clause (x), or (B) the maximum marginal regular federal individual income tax rate applicable to ordinary income or net capital gains, as applicable, in effect at the time such Additional Amount Payment is paid, disregarding in each case the effect of any state or local taxes, assuming that section 1411 of the Code is applicable.

“Adviser” means AllianceBernstein L.P., a Delaware limited partnership, or such other entity as shall be then serving as the investment adviser of the Fund, and shall include, as appropriate, any sub-adviser duly appointed by the Adviser.

“Agent Member” means a Person with an account at the Securities Depository that holds one or more 2019 VMTP Shares through the Securities Depository, directly or indirectly, for a Designated Owner and that will be authorized and instructed, directly or indirectly, by a Designated Owner to disclose information to the Redemption and Paying Agent with respect to such Designated Owner.

“AllianceBernstein Person” means the Adviser or any affiliated person of the Adviser (as defined in Section 2(a)(3) of the 1940 Act) (other than the Fund, in the case of a redemption or purchase of the 2019 VMTP Shares, which shares shall automatically return to the status of authorized but unissued Common Shares).

“Applicable Spread” means, with respect to any Rate Period for the 2019 VMTP Shares, the percentage per annum set forth opposite the highest applicable credit rating most recently assigned to the 2019 VMTP Shares by any Rating Agency in the table set forth directly below on the Rate Determination Date for such Rate Period:

Long-Term Ratings*

S &P Rating	Applicable Percentage**

AAA to AA-	0.98%
A+ to A-	1.98%
BBB+ to BBB-	2.98%
BB+ or lower***	3.98%

*And/or the equivalent ratings of an Other Rating Agency then rating the 2019 VMTP Shares utilizing the highest of the ratings of the Rating Agencies then rating the 2019 VMTP Shares.

**Unless an Increased Rate Period is in effect and is continuing, in which case the Applicable Spread shall be 5.98% for such period.

*** Includes unrated.

“APS” shall mean the Fund’s outstanding Auction Preferred Shares.

“Asset Coverage” means “asset coverage” of a class of senior security that is a stock, as defined for purposes of Section 18(h) of the 1940 Act as in effect on the date hereof, determined on the basis of values calculated as of a time within 48 hours (only including Business Days) next preceding the time of such determination.

 “Asset Coverage Cure Date” means, with respect to the failure by the Fund to maintain Asset Coverage of at least 225% as of the close of business on a Business Day (as required by Section 2.4(a) hereof), the date that is ten (10) business days following such Business Day.

“Asset Coverage Mandatory Redemption Price” shall have the meaning as set forth in Section 2.6(b)(i)(A).

“Banks” shall have the meaning as set forth in Section 2.17(a).

 “Board of Directors” means the Board of Directors of the Fund or any duly authorized committee thereof as permitted by applicable law.

“Business Day” means any day (a) other than a day on which commercial banks in The City of New York, New York are required or authorized by law or executive order to close and (b) on which the New York Stock Exchange is not closed.

“Bylaws” mean the Bylaws of the Fund, as amended from time to time.

“Charter” means the charter of the Fund as defined under the MCGL, and as amended and supplemented from time to time.

 “Code” means the Internal Revenue Code of 1986, as amended.

“Common Shares” means shares of common stock, par value $0.001 per share, of the Fund.

“Custodian” means a bank, as defined in Section 2(a)(5) of the 1940 Act, that complies with the Ratings Agency Guidelines and that has the qualifications prescribed in paragraph 1 of Section 26(a) of the 1940 Act, or such other entity as shall be providing custodian services to the Fund as permitted by the 1940 Act or any rule, regulation, or order thereunder, and shall include, as appropriate, any similarly qualified sub-custodian duly appointed by the Custodian.

 “Date of Original Issue” means August 28, 2019.

“Default” shall mean a Dividend Default or a Redemption Default.

“Deposit Securities” means, as of any date, any United States dollar-denominated security or other investment of a type described below that either (i) is a demand obligation payable to the holder thereof on any Business Day or (ii) has a maturity date, mandatory redemption date or mandatory payment date, on its face or at the option of the holder, preceding the relevant Redemption Date, Dividend Payment Date or other payment date in respect of which such security or other investment has been deposited or set aside as a Deposit Security:

(1)               cash or any cash equivalent;

(2)               any U.S. Government Obligation;

(3)               any Municipal Security that has a credit rating from at least one NRSRO that is the highest applicable rating generally ascribed by such NRSRO to Municipal Securities with substantially similar terms as of the date that the Articles Supplementary containing the terms of the 2019 VMTP Shares were accepted for record by the SDAT (or such rating's future equivalent), including (A) any such Municipal Security that has been pre-refunded by the issuer thereof with the proceeds of such refunding having been irrevocably deposited in trust or escrow for the repayment thereof and (B) any such fixed or variable rate Municipal Security that qualifies as an eligible security under Rule 2a-7 under the 1940 Act;

(4)               any investment in any money market fund that is registered under the 1940 Act and qualifies under Rule 2a-7 under the 1940 Act, or similar investment vehicle described in Rule 12d1-1(b)(2) under the 1940 Act, and that invests principally in Municipal Securities or U.S. Government Obligations or any combination thereof; or

(5)               any letter of credit from a bank or other financial institution that has a credit rating from at least one NRSRO that is the highest applicable rating generally ascribed by such NRSRO to bank deposits or short-term debt of similar banks or other financial institutions as of the date that the Articles Supplementary containing the terms of the 2019 VMTP Shares were accepted for record by the SDAT (or such rating's future equivalent).

“Designated Owner” means a Person in whose name the 2019 VMTP Shares are recorded as beneficial owner of such 2019 VMTP Shares by the Securities Depository, an Agent Member or other securities intermediary on the records of such Securities Depository, Agent Member or securities intermediary, as the case may be.

“Dividend Default” shall have the meaning as set forth in Section 2.2(g)(i).

“Dividend Payment Date” means the first Business Day of each calendar month following each Dividend Period that any 2019 VMTP Shares are outstanding; provided, however, that the first Dividend Payment Date for the 2019 VMTP Shares shall be October 1, 2019.

“Dividend Period” means, in the case of the first Dividend Period, the period beginning on the Date of Original Issue and ending on and including September 30, 2019 and for each subsequent Dividend Period, the period beginning on and including the first calendar day of the month following the month in which the previous Dividend Period ended and ending on and including the last calendar day of such month.

“Dividend Rate” means, with respect to any Rate Period and subject to the adjustment described in Section 2.11(a) hereof, the Index Rate for such Rate Period plus the Applicable Spread for such Rate Period plus the Failed Remarketing Spread; provided, however, that with respect to any Increased Rate Period, the Dividend Rate shall mean the Increased Rate for such Increased Rate Period; and provided further that the Dividend Rate for any Rate Period shall in no event exceed the Maximum Rate.

“Early Term Redemption Date” means (i) every 3rd anniversary of the Date of Original Issue (for the avoidance of doubt, such date to occur once every 3 years), provided that the first Early Term Redemption Date shall occur on August 29, 2022, provided further that, an Early Term Redemption Date shall be deemed not to have occurred with respect to any 2019 VMTP Shares for which an election to retain is made pursuant to Section 2.5(a)(iv) relating to the Mandatory Tender Event occurring 20 Business Days prior to such Early Term Redemption Date and (ii) each Mandatory Tender Date as described in Section 2.5(a)(iii)(C) hereof.

“Early Term Redemption Price” means the price per share equal to the Liquidation Preference per share plus an amount equal to all unpaid dividends and other distributions on the 2019 VMTP Shares accumulated from and including the Date of Original Issue to (but excluding) the Early Term Redemption Date (whether or not earned or declared by the Fund, but excluding interest thereon).

“Effective Leverage Ratio” shall have the meaning as set forth in Section 2.4(d).

“Effective Leverage Ratio Cure Date” shall have the meaning as set forth in Section 2.6(b)(ii)(A).

“Electronic Means” means email transmission, facsimile transmission or other similar electronic means of communication providing evidence of transmission (but excluding online communications systems covered by a separate agreement) acceptable to the sending party and the receiving party, in any case if operative as between any two parties, or, if not operative, by telephone (promptly confirmed by any other method set forth in this definition), which, in the case of notices to the Redemption and Paying Agent and the Custodian, shall be sent by such means to each of its representatives set forth in the Redemption and Paying Agent Agreement and the Custodian Agreement, respectively.

“ELR Mandatory Redemption Price” shall have the meaning as set forth in Section 2.6(b)(ii)(A).

“Exchange Act” means the U.S. Securities Exchange Act of 1934, as amended.

“Extraordinary Redemption Date” shall have the meaning set forth in Section 2.6(d).

“Extraordinary Redemption Price” shall have the meaning as set forth in Section 2.6(d).

“Failed Remarketing” means shall have the meaning set forth in Section 2.5(c)(i).

“Failed Remarketing Spread” means (i) initially and after the first occurrence of a Failed Remarketing, 0% and (ii) following the second occurrence of a Failed Remarketing, 0.15% multiplied by the number of Failed Remarketings that have occurred after the first Failed Remarketing.

 “Fitch” means Fitch Ratings, a part of the Fitch Group, which is jointly owned by Fimalac, S.A. and Hearst Corporation, and any successor or successors thereto.

 “Fund” means AllianceBernstein National Municipal Income Fund, Inc., a Maryland corporation, which is the issuer of the 2019 VMTP Shares.

“Holder” means, with respect to the 2019 VMTP Shares, a Person in whose name such security is registered in the registration books of the Fund maintained by the Redemption and Paying Agent or otherwise.

“Increased Rate” means, with respect to any Increased Rate Period for the 2019 VMTP Shares, the Index Rate for such Rate Period (or portion thereof) plus an Applicable Spread of 5.98%.

“Increased Rate Period” shall have the meaning as set forth in Section 2.2(g)(i).

“Index Rate” means, with respect to any Rate Period for the 2019 VMTP Shares, the SIFMA Municipal Swap Index made available by 3:00 p.m., New York City time, on the Rate Determination Date for such Rate Period.

 “Initial Rate Period” means, with respect to the 2019 VMTP Shares, the period commencing on and including the Date of Original Issue thereof and ending on, and including, the next succeeding calendar day that is a Wednesday (or if such Wednesday is not a Business Day, the next succeeding Business Day).

“Liquidation Preference” means $25,000 per share.

“Liquidity Account Initial Date” means with respect to the Term Redemption Date the date that is six months prior to the Term Redemption Date and with respect to the Early Term Redemption Date, the date that is six months prior to the Early Term Redemption Date.

“Liquidity Account Investment” means, as of any date, any United States dollar-denominated security or other investment of a type described below that either (i) is a demand obligation payable to the holder thereof on any Business Day prior to either the Term Redemption Date or Early Term Redemption Date (as the case may be) or (ii) has a maturity date, mandatory redemption date or mandatory payment date, on its face or at the option of the holder, preceding the Term Redemption Date or Early Term Redemption Date (as the case may be):

(1)               any U.S. Treasury obligations (all direct or fully guaranteed obligations);

(2)               any Municipal Security that has a credit rating from S&P that is the highest applicable rating generally ascribed by S&P to Municipal Securities with substantially similar terms as of the date that the Articles Supplementary containing the terms of the 2019 VMTP Shares were accepted for record by the SDAT (or such rating's future equivalent), including (A) any such Municipal Security that has been pre-refunded by the issuer thereof with the proceeds of such refunding having been irrevocably deposited in trust or escrow for the repayment thereof and (B) any such fixed or variable rate Municipal Security that qualifies as an eligible security under Rule 2a-7 under the 1940 Act.

“Liquidity Requirement” shall have the meaning as set forth in Section 2.12(b).

“Mandatory Tender Event” shall have the meaning set forth in Section 2.5(a)(i).

“Mandatory Tender Date” shall have the meaning set forth in Section 2.5(a)(iii).

 “Mandatory Tender Redemption Date” shall have the meaning set forth in Section 2.6(a)(ii).

“Mandatory Tender Redemption Price” shall have the meaning as set forth in Section 2.6(a)(ii).

 “Market Value” of any asset of the Fund means, for securities for which market quotations are readily available, the market value thereof determined by an independent third-party pricing service designated from time to time by the Board of Directors, which pricing service shall be Standard & Poor's Securities Evaluations, Inc./J. J. Kenny Co., Inc. (or any successor thereto), Interactive Data Corporation (or any successor thereto) or such other independent third-party pricing service broadly recognized in the tax-exempt fund market. Market Value of any asset shall include any interest accrued thereon. The pricing service values portfolio securities at the mean between the quoted bid and asked price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods that include consideration of: yields or prices of Municipal Securities of comparable quality, type of issue, coupon, maturity and rating; state of issuance; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques or a matrix system, or both, to determine recommended valuations.

“Maximum Rate” means 15% per annum.

“MGCL” means the Maryland General Corporation Law.

“Moody’s” means Moody’s Investors Service, Inc. and any successor or successors thereto.

“Municipal Securities” means municipal securities as described under the heading “The Fund’s Investments” in the Information Statement for 2019 VMTP Shares.

“Notice of Redemption” shall have the meaning as set forth in Section 2.6(e)(i).

“Notice of Special Terms Period” shall have the meaning as set forth in Section 2.2(h)(iii).

“Notice of Taxable Allocation” shall have the meaning as set forth in Section 2.11(a).

“NRSRO” means (i) each of Fitch, Moody's and S&P so long as such Person is a nationally recognized statistical rating organization within the meaning of Section 3(a)(62) of the Exchange Act and (ii) any other nationally recognized statistical rating organization within the meaning of Section 3(a)(62) of the Exchange Act that is not an “affiliated person” (as defined in Section 2(a)(3) of the 1940 Act) of the Fund.

“Optional Redemption Date” shall have the meaning as set forth in Section 2.6(c)(i).

“Optional Redemption Premium” means, with respect to each 2019 VMTP Share to be redeemed at the option of the Fund as set forth in Section 2.6(c)(i) on any Optional Redemption Date, an amount equal to: (i) if such Optional Redemption Date is not more than one year from the Date of Original Issue, 1% of the Liquidation Preference of the 2019 VMTP Shares subject to redemption and (ii) if such Optional Redemption Date is more than one year from the Date of Original Issue, zero.

 “Optional Redemption Price” shall have the meaning as set forth in Section 2.6(c)(i).

 “Other Rating Agency” means each Rating Agency, if any, other than S&P then providing a rating for the 2019 VMTP Shares pursuant to the request of the Fund.

“Outstanding” means, as of any date with respect to 2019 VMTP Shares, the number of 2019 VMTP Shares theretofore issued by the Fund except (without duplication):

(a)        any 2019 VMTP Shares theretofore cancelled or redeemed or delivered to the Redemption and Paying Agent for cancellation or redemption in accordance with the terms hereof;

(b)        any 2019 VMTP Shares as to which the Fund shall have given a Notice of Redemption and irrevocably deposited with the Redemption and Paying Agent sufficient Deposit Securities to redeem such 2019 VMTP Shares in accordance with Section 2.6 hereof;

(c)        any 2019 VMTP Shares as to which the Fund shall be the Holder or the Designated Owner; and

(d)               any 2019 VMTP Shares represented by any certificate in lieu of which any new certificate has been executed and delivered by the Fund.

“Person” means and includes an individual, a partnership, a trust, a corporation, a limited liability company, an unincorporated association, a joint venture or other entity or a government or any agency or political subdivision thereof.

“Preferred Directors” shall have the meaning as set forth in Section 2.7(a).

“Preferred Shares” means any authorized preferred stock, par value $0.001 per share, of the Fund, including the 2018 VMTP Shares, 2019 VMTP Shares and APS, shares of any other series of such Preferred Shares hereafter issued by the Fund, and any other shares of stock hereafter authorized and issued by the Fund of a class or series having priority over any other class or series as to distribution of assets or payment of dividends.

“Purchase Agreement” means the VMTP Purchase Agreement dated as of August 28, 2019 between the Fund and the Purchaser.

“Purchaser” means Banc of America Preferred Funding Corporation.

“Rate Determination Date” means, with respect to the Initial Rate Period for the 2019 VMTP Shares, August 21, 2019 and, with respect to any Subsequent Rate Period for the 2019 VMTP Shares, the last day of the immediately preceding Rate Period or, if such day is not a Business Day, the next succeeding Business Day; provided, however, that the next succeeding Rate Determination Date will be determined without regard to any prior extension of a Rate Determination Date to a Business Day.

“Rate Period” means the Initial Rate Period and any Subsequent Rate Period of the 2019 VMTP Shares.

“Rating Agencies” means, as of any date and in respect of the 2019 VMTP Shares, (i) S&P and (ii) any other NRSRO designated as a Rating Agency on such date in accordance with Section 2.8 hereof, in each case (i) or (ii) above, to the extent it maintains a rating on the 2019 VMTP Shares on such date and the Board of Directors has not terminated its designation as a Rating Agency in accordance with Section 2.8 hereof.   S&P has initially been designated as the Rating Agency for purposes of the 2019 VMTP Shares. In the event that at any time any Rating Agency (i) ceases to be a Rating Agency for purposes of the 2019 VMTP Shares and such Rating Agency has been replaced by an Other Rating Agency in accordance with Section 2.8 hereof, any references to any credit rating of such replaced Rating Agency in the terms of the 2019 VMTP Shares shall be deleted for purposes hereof as provided below and shall be deemed instead to be references to the equivalent credit rating of the Other Rating Agency that has replaced such Rating Agency as of the most recent date on which such replacement Other Rating Agency published credit ratings for the 2019 VMTP Shares or (ii) designates a new rating definition for any credit rating of such Rating Agency with a corresponding replacement rating definition for such credit rating of such Rating Agency, any references to such replaced rating definition of such Rating Agency contained herein shall instead be deemed to be references to such corresponding replacement rating definition. In the event that at any time the designation of any Rating Agency as a Rating Agency for purposes of the 2019 VMTP Shares is terminated in accordance with Section 2.8 hereof, any rating of such terminated Rating Agency, to the extent it would have been taken into account in any of the provisions herein, shall be disregarded, and only the ratings of the then-designated Rating Agencies shall be taken into account.

“Rating Agency Guidelines” means the guidelines of any Rating Agency, as they may be amended or modified from time to time, compliance with which is required to cause such Rating Agency to continue to issue a rating with respect to the 2019 VMTP Shares for so long as any 2019 VMTP Shares are Outstanding. The Rating Agency Guidelines of S&P include the criteria described in Methodology And Assumptions for Market Value Securities published by S&P September 17, 2013, as may be amended at S&P’s sole discretion, and any other guidelines deemed relevant by S&P.

 “Redemption and Paying Agent” means Computershare Inc. and its successors or any other redemption and paying agent appointed by the Fund with respect to the 2019 VMTP Shares.

“Redemption and Paying Agent Agreement” means the Transfer Agency and Service Agreement dated November 1, 2015, as amended December 19, 2018 and August 28, 2019, by and among the Redemption and Paying Agent, the Fund and certain other Persons, and as the same may be amended, restated or modified from time to time, or any similar agreement between the Fund and any other redemption and paying agent appointed by the Fund.

“Redemption Date” shall have the meaning as set forth in Section 2.6(e)(i).

 “Redemption Default” shall have the meaning as set forth in Section 2.2(g)(i).

“Redemption Price” shall mean the Term Redemption Price, the Asset Coverage Mandatory Redemption Price, the ELR Mandatory Redemption Price, the Optional Redemption Price, the Extraordinary Redemption Price or the Mandatory Tender Redemption Price, as applicable.

“Registered Investment Company” shall have the meaning as set forth in Section 2.17(a).

“Registration Rights Agreement” means the registration rights agreement entered into between the Fund and the Purchaser dated as of August 28, 2019, as amended from time to time.

“SDAT” means the State Department of Assessments and Taxation of Maryland.

“Securities Act” means the U.S. Securities Act of 1933, as amended.

“Securities Depository” shall mean The Depository Trust Company and its successors and assigns or any other securities depository selected by the Fund that agrees to follow the procedures required to be followed by such securities depository as set forth herein with respect to the 2019 VMTP Shares.

“SIFMA Municipal Swap Index” means the Securities Industry and Financial Markets Association Municipal Swap Index, or such other weekly, high-grade index comprised of seven-day, tax-exempt variable rate demand notes produced by Municipal Market Data, Inc. or its successor, or as otherwise designated by the Securities Industry and Financial Markets Association; provided, however, that if such index is no longer produced by Municipal Market Data, Inc. or its successor, then SIFMA Municipal Swap Index shall mean (i) the S&P Weekly High Grade Municipal Index produced by Standard & Poor's Financial Services LLC or its successors or (ii) if the S&P Weekly High Grade Municipal Index is no longer produced, such other reasonably comparable index selected in good faith by the Board of Directors of the Fund.

“S&P” means S&P Global Ratings, a Standard & Poor's Financial Services LLC business, and any successor or successors thereto.

“Subsequent Rate Period” means, with respect the 2019 VMTP Shares, the period consisting of seven days, but adjusted in each case to reflect any changes when the regular day that is a Rate Determination Date is not a Business Day, from, and including, the first day following the Initial Rate Period to, and including, the next Rate Determination Date and any period thereafter from, and including, the first day following a Rate Determination Date to, and including, the next succeeding Rate Determination Date.

“Tax Event” shall have the meaning as set forth in Section 2.2(g)(i).

“Taxable Allocation” means the allocation of any net capital gain or other income taxable for regular federal individual income tax purposes to a dividend paid in respect of the 2019 VMTP Shares.

“Term Redemption Amount” shall have the meaning as set forth in Section 2.12(a).

“Term Redemption Date” means December 31, 2049.

“Term Redemption Liquidity Account” shall have the meaning as set forth in Section 2.12(a).

“Term Redemption Price” shall have the meaning as set forth in Section 2.6(a)(i).

“U.S. Government Obligations” means direct obligations of the United States or of its agencies or instrumentalities that are entitled to the full faith and credit of the United States and that, other than United States Treasury Bills, provide for the periodic payment of interest and the full payment of principal at maturity or call for redemption.

“Voting Period” shall have the meaning as set forth in Section 2.7(b)(i).

1.2       Interpretation. The headings preceding the text of Sections included herein are for convenience only and shall not be deemed part of the terms of the 2019 VMTP Shares or be given any effect in interpreting the terms of the 2019 VMTP Shares. The use of the masculine, feminine or neuter gender or the singular or plural form of words herein shall not limit any provision of the terms of the 2019 VMTP Shares. The use of the terms “including” or “include” shall in all cases herein mean “including, without limitation” or “include, without limitation,” respectively. Reference to any Person includes such Person's successors and assigns to the extent such successors and assigns are permitted by the terms of any applicable agreement, and reference to a Person in a particular capacity excludes such Person in any other capacity or individually. Reference to any agreement, document or instrument means such agreement, document or instrument as amended or modified and in effect from time to time in accordance with the terms thereof and, if applicable, the terms hereof. Except as otherwise expressly set forth herein, reference to any law means such law as amended, modified, codified, replaced or re-enacted, in whole or in part, including rules, regulations, enforcement procedures and any interpretations promulgated thereunder. Underscored references to Sections shall refer to those portions of the terms of the 2019 VMTP Shares. The use of the terms “hereunder,” “hereof,” “hereto” and words of similar import shall refer to the terms of the 2019 VMTP Shares as a whole and not to any particular Article, Section or clause of the terms of the 2019 VMTP Shares.

2.1       Number of Shares; Ranking.

(a)               The initial number of authorized 2019 VMTP Shares is 5,754.  No fractional 2019 VMTP Shares shall be issued.

(b)               The 2019 VMTP Shares shall rank on a parity with the 2018 VMTP Shares, the APS or shares of any other class or series of Preferred Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund. The 2019 VMTP Shares shall have preference with respect to the payment of dividends and as to distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund over the Common Shares as set forth herein.

(c)               No Holder of 2019 VMTP Shares shall have, solely by reason of being such a Holder, any preemptive or other right to acquire, purchase or subscribe for any 2019 VMTP Shares or Common Shares or other securities of the Fund which it may hereafter issue or sell.

(d)               No Holder of 2019 VMTP Shares shall be entitled to exercise the rights of an objecting stockholder under Title 3, Subtitle 2 of the MGCL or any successor provision.

2.2       Dividends and Distributions.

(a)               The Holders of 2019 VMTP Shares shall be entitled to receive, when, as and if authorized by, or under authority granted by, the Board of Directors, and declared by the Fund out of funds legally available therefor and in preference to dividends and other distributions on Common Shares, cumulative cash dividends and other distributions on each share of 2019 VMTP Shares at the Dividend Rate, calculated as set forth herein, and no more. Dividends and other distributions on the 2019 VMTP Shares shall accumulate from the Date of Original Issue. The amount of dividends per share payable on 2019 VMTP Shares on any Dividend Payment Date shall equal the sum of the dividends accumulated but not yet paid for each Rate Period (or part thereof) in the related Dividend Period.  The amount of dividends per share accumulated for each such Rate Period (or part thereof) shall be computed by (i) multiplying the Dividend Rate in effect for the 2019 VMTP Shares for such Rate Period (or part thereof) by a fraction, the numerator of which shall be the actual number of days in such Rate Period (or part thereof) and the denominator of which shall be the actual number of days in the year in which such Rate Period (or such part thereof) occurs (365 or 366) and (ii) multiplying the product determined pursuant to clause (i) by the Liquidation Preference.

(b)               Dividends on 2019 VMTP Shares with respect to any Dividend Period shall be declared daily to the Holders of such shares as their names shall appear on the registration books of the Fund at the close of business on each day in such Dividend Period and shall be paid as provided in Section 2.2(f) hereof.

(c)               (i) No full dividends and other distributions shall be declared or paid on 2019 VMTP Shares for any Dividend Period or part thereof unless full cumulative dividends and other distributions due through the most recent dividend payment dates therefor for all outstanding Preferred Shares ranking on a parity with the 2019 VMTP Shares, including the 2018 VMTP Shares, have been or contemporaneously are declared and paid through the most recent dividend payment dates therefor. If full cumulative dividends and other distributions due have not been declared and paid on all such outstanding Preferred Shares of any series, any dividends and other distributions being declared and paid on the 2019 VMTP Shares will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and other distributions accumulated but unpaid on each such series of Preferred Shares on the relevant dividend payment date for such series. Subject to Section 2.11 hereof, and Section 2.4 of the Purchase Agreement, no Holders of 2019 VMTP Shares shall be entitled to any dividends and other distributions, whether payable in cash, property or shares, in excess of full cumulative dividends and other distributions as provided in this Section 2.2(c)(i) on the 2019 VMTP Shares.

(ii)     For so long as any 2019 VMTP Shares are Outstanding, the Fund shall not: (x) declare any dividend or other distribution (other than a dividend or distribution paid in Common Shares) in respect of the Common Shares, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares, or (z) pay any proceeds of the liquidation of the Fund in respect of the Common Shares, unless, in each case, (A) immediately thereafter, the Fund shall have 1940 Act Asset Coverage after deducting the amount of such dividend or distribution or redemption or purchase price or liquidation proceeds, (B) all cumulative dividends and other distributions on all 2019 VMTP Shares and all other series of Preferred Shares ranking on a parity with the 2019 VMTP Shares due on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition shall have been declared and paid (or shall have been declared and Deposit Securities or sufficient funds (in accordance with the terms of such Preferred Shares) for the payment thereof shall have been deposited irrevocably with the Redemption and Paying Agent for such Preferred Shares) and (C) the Fund shall have deposited Deposit Securities pursuant to and in accordance with the requirements of Section 2.6(e)(ii) hereof with respect to Outstanding 2019 VMTP Shares to be redeemed pursuant to Section 2.6(a) or Section 2.6(b) hereof for which a Notice of Redemption shall have been given or shall have been required to be given in accordance with the terms hereof on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition.

(iii)     Any dividend payment made on 2019 VMTP Shares shall first be credited against the dividends and other distributions accumulated with respect to the earliest Dividend Period for the 2019 VMTP Shares for which dividends and other distributions have not been paid.

(d)               Not later than 12:00 noon, New York City time, on the Dividend Payment Date for the 2019 VMTP Shares, the Fund shall deposit with the Redemption and Paying Agent Deposit Securities having an aggregate Market Value on such date sufficient to pay the dividends and other distributions that are payable on such Dividend Payment Date in respect to the 2019 VMTP Shares. The Fund may direct the Redemption and Paying Agent with respect to the investment or reinvestment of any such Deposit Securities so deposited prior to the Dividend Payment Date, provided that such investment consists exclusively of Deposit Securities and provided further that the proceeds of any such investment will be available as same day funds at the opening of business on such Dividend Payment Date.

(e)               All Deposit Securities paid to the Redemption and Paying Agent for the payment of dividends payable on the 2019 VMTP Shares shall be held in trust for the payment of such dividends by the Redemption and Paying Agent for the benefit of the Holders of the 2019 VMTP Shares entitled to the payment of such dividends pursuant to Section 2.2(f) hereof. Any moneys paid to the Redemption and Paying Agent in accordance with the foregoing but not applied by the Redemption and Paying Agent to the payment of dividends, including interest earned on such moneys while so held, will, to the extent permitted by law, be repaid to the Fund as soon as possible after the date on which such moneys were to have been so applied, upon request of the Fund.

(f)                Dividends on 2019 VMTP Shares as declared daily to the Holders thereof on such date as provided in Section 2.2(b) shall be paid on each Dividend Payment Date to such Holders.  Dividends in arrears on 2019 VMTP Shares for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date, to the Holders of 2019 VMTP Shares as their names appear on the registration books of the Fund on such date, not exceeding fifteen (15) calendar days preceding the payment date thereof, as may be fixed by the Board of Directors. No interest or sum of money in lieu of interest will be payable in respect of any dividend payment or payments on 2019 VMTP Shares which may be in arrears.

(g)               (i) The Dividend Rate on 2019 VMTP Shares shall be adjusted to the Increased Rate for each Increased Rate Period (as hereinafter defined). Subject to the cure provisions of Section 2.2(g)(iii) hereof, a Rate Period with respect to the 2019 VMTP Shares shall be deemed to be an “Increased Rate Period” if on the first day of such Rate Period, (A) the Fund has failed to deposit with the Redemption and Paying Agent by 12:00 noon, New York City time, on a Dividend Payment Date, Deposit Securities (as a result of complying with Section 2.2(c) hereof or otherwise) that will provide funds available to the Redemption and Paying Agent on such Dividend Payment Date sufficient to pay the full amount of any dividend payable on such Dividend Payment Date (a “Dividend Default”) and such Dividend Default has not ended as contemplated by Section 2.2(g)(ii) hereof on or prior to such first day; (B) the Fund has failed to deposit with the Redemption and Paying Agent by 12:00 noon, New York City time, on an applicable Redemption Date, Deposit Securities that will provide funds available to the Redemption and Paying Agent on such Redemption Date sufficient to pay the full amount of the Redemption Price payable in respect of such Redemption Date (a “Redemption Default”) and such Redemption Default has not ended as contemplated by Section 2.2(g)(ii) hereof on or prior to such first day; (C) any Rating Agency has withdrawn the credit rating required to be maintained pursuant to Section 2.8 hereof other than due to the Rating Agency ceasing to rate tax-exempt closed-end management investment companies generally and such withdrawal is continuing; (D) a down grade of the 2019 VMTP Shares below BBB by S&P (or the equivalent in the case of any Other Rating Agency) has occurred and is continuing with respect to the 2019 VMTP Shares; or (E) (i) a court or other applicable governmental authority has made a final determination that for federal tax purposes the 2019 VMTP Shares do not qualify as equity in the Fund and (ii) such determination results from an act or failure to act on the part of the Fund (a “Tax  Event”).  For the avoidance of doubt, no determination by any court or other applicable governmental authority that requires the Fund to make an Additional Amount Payment in respect of a Taxable Allocation shall be deemed to be a Tax Event hereunder.

(ii)        Subject to the cure provisions of Section 2.2(g)(iii) hereof, a Dividend Default or a Redemption Default on the 2019 VMTP Shares shall end on the Business Day on which, by 12:00 noon, New York City time, an amount equal to all unpaid dividends on the 2019 VMTP Shares and any unpaid Redemption Price on the 2019 VMTP Shares shall have been deposited irrevocably in trust in same-day funds with the Redemption and Paying Agent.

(iii)       No Increased Rate Period with respect to any Dividend Default or Redemption Default shall be deemed to have commenced if the amount of any dividend or any Redemption Price due (if such Default is not solely due to the willful failure of the Fund) is deposited irrevocably in trust, in same-day funds, with the Redemption and Paying Agent by 12:00 noon, New York City time, on a Business Day that is not later than three (3) Business Days after the applicable Dividend Payment Date or Redemption Date with respect to which such Default occurred, together with an amount equal to the Increased Rate applied to the amount and period of such non-payment, determined as provided in Section 2.2(a) hereof.

(h)               Designation of Special Terms Period.

                                    (i) Right to Declare a Special Terms Period.  The Fund, acting in its sole and absolute discretion but otherwise subject to the terms of these Articles Supplementary, may designate a “Special Terms Period” with respect to the 2019 VMTP Shares (which, for the avoidance of doubt, shall apply to all of the 2019 VMTP Shares), during which period, such terms may differ from those provided in these Articles Supplementary and may include, without limitation, changes to the Dividend Rate, Dividend Payment Dates, redemption provisions (including, without limitation, the Term Redemption Date or the Early Term Redemption Date), required Effective Leverage Ratio, and Additional Amount Payment provisions; provided that such special terms shall not affect the parity ranking of the 2019 VMTP Shares to any other series of preferred shares of the Fund then outstanding with respect to dividends or distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.   The effectiveness of any change to the terms of the 2019 VMTP Shares pursuant to the exercise by the Fund of its option to designate a Special Terms Period shall be subject to the filing of an amendment to these terms of the 2019 VMTP Shares, which such amendment has been declared advisable by the Board and approved by the holders of 2019 VMTP Shares in the manner set forth in Section 2.7(a) hereof.  For the avoidance of doubt, the terms of any such Special Terms Period that may be provided pursuant to the foregoing sentence, shall amend and/or replace the applicable provisions of these Articles that are in effect at the time such Special Terms Period is declared.

                                    (ii) Length of and Preconditions for Special Terms Period.  Any Special Terms Period shall commence on a designated Thursday and end on the earlier of a designated Wednesday or the applicable Redemption Date.  A designation of a Special Terms Period shall be effective only if (1) notice thereof shall have been given in accordance with paragraph (iii) below and this Section 2.2(h), (2) full cumulative dividends and any amounts due with respect to redemptions payable on the 2019 VMTP Shares prior to such date have been paid in full, (3) such designation of a Special Terms Period shall not become effective prior to 12 months subsequent to the Date of Original Issue, (4) 100% of the Outstanding 2019 VMTP Shares shall be subject to such Special Terms Period, and (5) 100% of the Outstanding 2019 VMTP Shares subject to remarketing in connection with the redemption triggered by the declaration of the Special Terms Period are successfully remarketed (except to the extent any applicable Holders of 2019 VMTP Shares have affirmatively elected to retain their 2019 VMTP Shares for the Special Terms Period).  Any failure to satisfy the preconditions to a Special Terms Period shall result in such Special Terms Period not becoming effective.

                                    (iii) Notice of Special Terms Period.  If the Fund proposes to designate a Special Terms Period, not less than 20 Business Days (or such lesser number of days as may be agreed to from time to time by the Holders of the 2019 VMTP Shares and the Remarketing Settlement Agent) nor more than 30 Business Days prior to the date the Fund proposes to designate as the first day of such Special Terms Period, a notice (a “Notice of Special Terms Period”) shall be sent by the Fund by Electronic Means (or by first-class mail, postage prepaid, where the 2019 VMTP Shares are in physical form outside the book-entry system of the Securities Depository) to the Holders of 2019 VMTP Shares with copies provided to the Remarketing Settlement Agent, the Redemption and Paying Agent and via email to the initial Purchaser in accordance with the notice provisions in the Purchase Agreement.  Each such notice shall state (A) that the Fund has exercised its option to propose a Special Terms Period,  (B) the Rate Determination Date immediately prior to the first day of such Special Terms Period, (C) that such Special Terms Period shall not commence if the conditions precedent thereto in the Articles Supplementary are not satisfied, (D) a description of the special terms to be applicable to the 2019 VMTP Shares and (E) the date upon which the 2019 VMTP Shares shall be subject to remarketing (except to the extent affirmatively retained by any applicable Holder of 2019 VMTP Shares).

2.3       Liquidation Rights.

(a)               In the event of any liquidation, dissolution or winding up of the affairs of the Fund, whether voluntary or involuntary, the Holders of 2019 VMTP Shares shall be entitled to receive out of the assets of the Fund available for distribution to stockholders, after satisfying claims of creditors but before any distribution or payment shall be made in respect of the Common Shares, a liquidation distribution equal to the Liquidation Preference, plus an amount equal to all unpaid dividends and other distributions on such shares accumulated to (but excluding) the date fixed for such distribution or payment on the 2019 VMTP Shares (whether or not earned or declared by the Fund, but excluding interest thereon), and such Holders shall be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.

(b)               If, upon any liquidation, dissolution or winding up of the affairs of the Fund, whether voluntary or involuntary, the assets of the Fund available for distribution among the Holders of all Outstanding 2019 VMTP Shares and any other outstanding Preferred Shares ranking on a parity with the 2019 VMTP Shares shall be insufficient to permit the payment in full to such Holders of the Liquidation Preference of such 2019 VMTP Shares plus accumulated and unpaid dividends and other distributions on such shares as provided in Section 2.3(a) above and the amounts due upon liquidation with respect to such other Preferred Shares, then such available assets shall be distributed among the Holders of such 2019 VMTP Shares and such other Preferred Shares ratably in proportion to the respective preferential liquidation amounts to which they are entitled. In connection with any liquidation, dissolution or winding up of the affairs of the Fund, whether voluntary or involuntary, unless and until the Liquidation Preference on each Outstanding 2019 VMTP Share plus accumulated and unpaid dividends and other distributions on such shares as provided in Section 2.3(a) above have been paid in full to the Holders of the 2019 VMTP Shares, no dividends, distributions or other payments will be made on, and no redemption, purchase or other acquisition by the Fund will be made by the Fund in respect of, the Common Shares.

(c)               Neither the sale of all or substantially all of the property or business of the Fund, nor the merger, consolidation, conversion or reorganization of the Fund into or with any other business or statutory trust, corporation or other entity, nor the merger, consolidation, conversion or reorganization of any other business or statutory trust, corporation or other entity into or with the Fund shall be a dissolution, liquidation or winding up, whether voluntary or involuntary, for the purpose of this Section 2.3.

2.4       Coverage & Leverage Tests.

(a)               Asset Coverage Requirement. For so long as any the 2019 VMTP Shares are Outstanding, the Fund shall have Asset Coverage of at least 225% as of the close of business on each Business Day. If the Fund shall fail to maintain such Asset Coverage as of any time as of which such compliance is required to be determined as aforesaid, the provisions of Section 2.6(b)(i) hereof shall be applicable, which provisions to the extent complied with shall constitute the sole remedy for the Fund's failure to comply with the provisions of this Section 2.4(a).

(b)               Calculation of Asset Coverage. For purposes of determining whether the requirements of Section 2.4(a) hereof are satisfied, (i) no 2019 VMTP Shares or other Preferred Shares shall be deemed to be Outstanding for purposes of any computation required by Section 2.4(a) hereof if, prior to or concurrently with such determination, sufficient Deposit Securities or other sufficient funds (in accordance with the terms of the 2019 VMTP Shares or other Preferred Shares, as applicable) to pay the full redemption price for the 2019 VMTP Shares or other Preferred Shares (or the portion thereof to be redeemed) shall have been deposited in trust with the Redemption and Paying Agent for the 2019 VMTP Shares or applicable paying agent for the other Preferred Shares and the requisite Notice of Redemption for 2019 VMTP Shares or other Preferred Shares (or the portion thereof to be redeemed) shall have been given, and (ii) the Deposit Securities or other sufficient funds that shall have been so deposited with the applicable paying agent shall not be included as assets of the Fund for purposes of such computation.

(c)               Effective Leverage Ratio Requirement. For so long as the 2019 VMTP Shares are Outstanding, unless the Fund receives the prior written consent of the Holders of 2019 VMTP Shares, the Effective Leverage Ratio shall not exceed 45% as of the close of business on any Business Day; provided, however, in the event that the Fund's Effective Leverage Ratio exceeds 45% on any Business Day, solely by reason of fluctuations in the market value of the Fund's portfolio securities, the Effective Leverage Ratio shall not exceed 46%.  If the Effective Leverage Ratio shall exceed the applicable percentage provided in the preceding sentence as of any time as of which such compliance is required to be determined as aforesaid, the provisions of Section 2.6(b)(ii) hereof shall be applicable, which provisions to the extent complied with shall constitute the sole remedy for the Fund's failure to comply with the provisions of this Section 2.4(c).

(d)               Calculation of Effective Leverage Ratio. For purposes of determining whether the requirements of Section 2.4(c) hereof are satisfied, the “Effective Leverage Ratio” on any date shall mean the quotient of:

(i)         The sum of (A) the aggregate liquidation preference of the Fund's “senior securities” (as that term is defined in the 1940 Act) that are stock for purposes of the 1940 Act, excluding, without duplication, (1) any such senior securities for which the Fund has issued a Notice of Redemption and either has delivered Deposit Securities or sufficient funds (in accordance with the terms of such senior securities) to the applicable paying agent for such senior securities or otherwise has adequate Deposit Securities or sufficient funds on hand for the purpose of such redemption and (2) any such senior securities that are to be redeemed with net proceeds from the sale of the 2019 VMTP Shares, for which the Fund has delivered Deposit Securities or sufficient funds (in accordance with the terms of such senior securities) to the applicable paying agent for such senior securities or otherwise has adequate Deposit Securities or sufficient funds on hand for the purpose of such redemption; (B) the aggregate principal amount of the Fund's “senior securities representing indebtedness” (as that term is defined in the 1940 Act); and (C) the aggregate principal amount of floating rate securities not owned by the Fund that correspond to the associated inverse floating rate securities owned by the Fund; divided by

                                    (ii)       The sum of (A) the Market Value of the Fund’s total assets (including amounts attributable to senior securities, but excluding any assets consisting of Deposit Securities or funds referred to in clauses (A)(1) and A(2) of Section 2.4(d)(i) above), less the amount of the Fund's accrued liabilities (other than liabilities for the aggregate principal amount of senior securities representing indebtedness, including floating rate securities), and (B) the aggregate principal amount of floating rate securities not owned by the Fund that correspond to the associated inverse floating rate securities owned by the Fund.

2.5       Mandatory Tender and Remarketing.  The 2019 VMTP Shares shall be subject to mandatory tender and remarketing as provided below:

(a)               Mandatory Tender of 2019 VMTP Shares.

                        (i)         Subject to the Holder’s election to retain provided for in Section 2.5(a)(iv) below, all 2019 VMTP Shares shall become subject to mandatory tender upon the occurrence of:

(A) any date that is 20 Business Days prior to each 3rd anniversary of the Date of Original Issue (for the avoidance of doubt, such date to occur once every 3 years),

(B) any date on which the Fund delivers a Notice of Special Terms Period declaring a Special Terms Period pursuant to Section 2.2(h), or

(C) the date that is 20 Business Days prior to the last day of any Special Terms Period, provided that no subsequent Special Terms Period has been designated and agreed by the Holder (each of (A), (B) and (C), a “Mandatory Tender Event”).

                        (ii) Upon the occurrence of a Mandatory Tender Event, the Fund shall issue or cause to be issued a notice of mandatory tender for remarketing on the Mandatory Tender Date through the Securities Depository as a communication from the Securities Depository.  Such notice shall specify that such mandatory tender is subject to the 2019 VMTP Share Holder’s election to retain as described in Section 2.5(a)(iv) of these Articles Supplementary.

                        (iii) The Mandatory Tender Dates corresponding to the Mandatory Tender Events listed in Section 2.5(a)(i) above (each a “Mandatory Tender Date”) are as follows, with each Mandatory Tender Date subject to the Holder’s election to retain in Section 2.5(a)(iv):

(A) in the case of a Mandatory Tender Event described in Section 2.5(a)(i)(A), the date 20 Business Days following the date of such Mandatory Tender Event,

(B) in the case of a Mandatory Tender Event described in Section 2.5(a)(i)(B), the date on which such Special Terms Period becomes effective, and

(C) in the case of a Mandatory Tender Event described in Section 2.5(a)(i)(C), the last day of the related Special Terms Period (in the case of (A), (B), or (C), such date, the “Mandatory Tender Date”).

                        (iv)       Notwithstanding Section 2.5(a)(i) above, the Holder of any 2019 VMTP Shares may elect to retain the 2019 VMTP Shares by providing notice of such election to the Fund no later than the 10th Business Day prior to the Mandatory Tender Date, in which case the 2019 VMTP Shares of the electing Holder shall no longer be subject to mandatory tender on the corresponding Mandatory Tender Date and shall not be remarketed pursuant to the procedures described in Section 2.5(b) below; provided, however, with respect to any Mandatory Tender Event occurring pursuant to 2.5(a)(i)(B), any such election to retain shall not be effective unless accompanied or preceded by a consent to all amendments to the terms of the 2019 VMTP Shares required in connection with a designation of a Special Terms Period pursuant to Section 2.2(h)(i) above.

(b)               Remarketing of 2019 VMTP Shares.  2019 VMTP Shares subject to mandatory tender shall be remarketed in accordance with the following procedures:

                        (i)         The Holder of 2019 VMTP Shares subject to mandatory tender may enter into trade documentation with a purchaser for the 2019 VMTP Shares (which, for the avoidance of doubt, shall be with respect to all the 2019 VMTP Shares) with terms that are reasonably satisfactory to both the Holder of the 2019 VMTP Shares and such purchaser and providing for the sale of the 2019 VMTP Shares subject to mandatory tender on the Mandatory Tender Date; provided that, following the remarketing of the 2019 VMTP Shares, via execution of such trade documentation, the Fund shall provide a notice through the Securities Depository cancelling the mandatory tender with respect to the 2019 VMTP Shares so remarketed.

                        (ii)        If all the 2019 VMTP Shares subject to mandatory tender are not remarketed pursuant to paragraph (i) with binding sale documentation in place by the 5th Business Day preceding the Mandatory Tender Date, then the Fund and its agents shall take the following remarketing actions:

(A) The Fund shall designate a Remarketing Settlement Agent to assist with the remarketing.

(B) If any purchaser is identified for the 2019 VMTP Shares (which, for the avoidance of doubt, shall be with respect to all the 2019 VMTP Shares) subject to mandatory tender, the Remarketing Settlement Agent shall collect the Remarketing Purchase Price via wire transfer from such purchaser on the Mandatory Tender Date.

(C) the Remarketing Settlement Agent shall wire the Remarketing Purchase Price to the Securities Depository for delivery to the current Holder of the 2019 VMTP Shares subject to mandatory tender on the Mandatory Tender Date and direct that such shares be delivered to the Remarketing Settlement Agent.

(D) The Remarketing Settlement Agent shall then direct transfer of 2019 VMTP Shares subject to mandatory tender to the purchaser on the Mandatory Tender Date.

(iii) The following defined terms used in this Section shall have the meanings described below:

(A) “Remarketing Settlement Agent” means the entity appointed as such by the Fund with respect to the 2019 VMTP Shares and any additional or successor entities appointed by the Fund.

(B) “Remarketing Purchase Price” means, with respect to the 2019 VMTP Shares subject to a remarketing, a price per share equal to the Liquidation Preference per share plus an amount equal to all unpaid dividends and other distributions on the such 2019 VMTP Shares accumulated from and including the Date of Original Issue to (but excluding) the Mandatory Tender Date (whether or not earned or declared by the Fund, but excluding interest thereon).

(c)               Failed Remarketing and Mandatory Tender.

(i) With respect to a Mandatory Tender Event described in Section 2.5(a)(i)(B), if the 2019 VMTP Shares subject to mandatory tender are not remarketed by the Mandatory Tender Date then a failed remarketing shall be deemed to have occurred (which, for the avoidance of doubt, shall be with respect to all the 2019 VMTP Shares subject to the mandatory tender) (a “Failed Remarketing”) that may trigger the application of a Failed Remarketing Spread as described in the definition thereof;

(ii) With respect to a Mandatory Tender Event described in Section 2.5(a)(i)(A) or Section 2.5(a)(i)(C) if any 2019 VMTP Shares subject to mandatory tender are not remarketed by the Mandatory Tender Date then all such 2019 VMTP Shares shall be redeemed by the Fund on the Mandatory Tender Date pursuant to the Mandatory Tender Redemption procedure described in Section 2.6 below.

2.6       Redemption.  The 2019 VMTP Shares shall be subject to redemption by the Fund as provided below:

(a)               Term Redemption and Mandatory Tender Redemption.

                        (i)         Term Redemption. The Fund shall redeem all 2019 VMTP Shares then Outstanding on the Term Redemption Date, at a price per share equal to the Liquidation Preference per share plus an amount equal to all unpaid dividends and other distributions on the 2019 VMTP Shares accumulated from and including the Date of Original Issue to (but excluding) the Term Redemption Date (whether or not earned or declared by the Fund, but excluding interest thereon) (the “Term Redemption Price”).

                        (ii)        Mandatory Tender Redemption.  Following a Mandatory Tender Event of the kind described in Section 2.5(a)(i)(A) or Section 2.5(a)(i)(C), any 2019 VMTP Shares that are not subject to an election to retain or have not been remarketed by to the Mandatory Tender Date pursuant to Section 2.5(b) shall be redeemed by the Fund on such Mandatory Tender Date (the “Mandatory Tender Redemption Date”), at a price per share equal to the Liquidation Preference per share plus an amount equal to all unpaid dividends and other distributions on the 2019 VMTP Shares accumulated from and including the Date of Original Issue to (but excluding) the Mandatory Tender Redemption Date (whether or not earned or declared by the Fund, but excluding interest thereon) (the “Mandatory Tender Redemption Price”).

(b)               Asset Coverage and Effective Leverage Ratio Mandatory Redemption.

(i)         Asset Coverage Mandatory Redemption. (A) If the Fund fails to comply with the Asset Coverage requirement as provided in Section 2.4(a) hereof as of any time as of which such compliance is required to be determined in accordance with such Section 2.4(a) and such failure is not cured as of the Asset Coverage Cure Date other than as a result of the redemption required by this Section 2.6(b)(i), the Fund shall, to the extent permitted by the 1940 Act and the MGCL, by the close of business on the Business Day next following such Asset Coverage Cure Date, cause a Notice of Redemption to be issued, and cause to be deposited Deposit Securities or other sufficient funds in trust with the Redemption and Paying Agent or other applicable paying agent, in each case in accordance with the terms of the Preferred Shares to be redeemed, for the redemption of a sufficient number of Preferred Shares, which at the Fund’s sole option (to the extent permitted by the 1940 Act and the MGCL) may include any number or proportion of 2019 VMTP Shares to enable it to meet the requirements of Section 2.6(b)(i)(B) hereof. In the event that any 2019 VMTP Shares then Outstanding are to be redeemed pursuant to this Section 2.6(b)(i), the Fund shall redeem such shares at a price per share equal to the Liquidation Preference per share plus an amount equal to all unpaid dividends and other distributions on such share accumulated from and including the Date of Original Issue to (but excluding) the date fixed for such redemption by the Board of Directors (whether or not earned or declared by the Fund, but excluding interest thereon) (the “Asset Coverage Mandatory Redemption Price”).

(B) On the Redemption Date for a redemption contemplated by Section 2.6(b)(i)(A) hereof, the Fund shall redeem at the Asset Coverage Mandatory Redemption Price, out of funds legally available therefor, such number of Preferred Shares (which may include at the sole option of the Fund any number or proportion of 2019 VMTP Shares) as shall be equal to the lesser of (x) the minimum number of Preferred Shares, the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Asset Coverage Cure Date, would result in the Fund having Asset Coverage on such Asset Coverage Cure Date of at least 225% (provided, however, that if there is no such minimum number of 2019 VMTP Shares and other Preferred Shares the redemption or retirement of which would have such result, all 2019 VMTP Shares and other Preferred Shares then outstanding shall be redeemed), and (y) the maximum number of Preferred Shares that can be redeemed out of funds expected to be legally available therefor in accordance with the Charter and applicable law. Notwithstanding the foregoing, in the event that Preferred Shares are redeemed pursuant to this Section 2.6(b)(i), the Fund may at its sole option, but is not required to, redeem a sufficient number of 2019 VMTP Shares pursuant to this Section 2.6(b)(i) that, when aggregated with other Preferred Shares redeemed by the Fund, would result, if deemed to have occurred immediately prior to the opening of business on the Asset Coverage Cure Date, in the Fund having Asset Coverage on such Asset Coverage Cure Date of up to and including 225%. The Fund shall effect such redemption on the date fixed by the Fund therefor, which date shall not be later than thirty (30) calendar days after such Asset Coverage Cure Date, except that if the Fund does not have funds legally available for the redemption of all of the required number of 2019 VMTP Shares and other Preferred Shares which have been designated to be redeemed or the Fund otherwise is unable to effect such redemption on or prior to thirty (30) calendar days after such Asset Coverage Cure Date, the Fund shall redeem those 2019 VMTP Shares and other Preferred Shares which it was unable to redeem on the earliest practicable date on which it is able to effect such redemption. If fewer than all of the Outstanding 2019 VMTP Shares are to be redeemed pursuant to this Section 2.6(b)(i), the number of 2019 VMTP Shares to be redeemed shall be redeemed (A) pro rata among the Outstanding 2019 VMTP Shares, (B) by lot or (C) in such other manner as the Board of Directors may determine to be fair and equitable that is in accordance with the 1940 Act; provided, in each such case, that such method of redemption as set forth in clause (A), (B) or (C) of this Section 2.6(b)(i)(B) shall be subject to any applicable procedures established by the Securities Depository.

(ii)        Effective Leverage Ratio Mandatory Redemption. (A) If (x) the

Fund fails to comply with the Effective Leverage Ratio requirement as provided in Section 2.4(c) hereof as of any time as of which such compliance is required to be determined in accordance with such Section 2.4(c), (y) the Fund fails to comply with the Effective Leverage Ratio requirement determined as set forth in Section 6.12 of the Purchase Agreement if such requirement shall still be in effect in accordance with the terms of such Purchase Agreement, or (z) with respect to any other series of 2019 VMTP Shares issued pursuant to the terms of the 2019 VMTP Shares, the Fund fails to comply with any additional requirements relating to the determination of the Effective Leverage Ratio requirement determined pursuant to the Purchase Agreement or pursuant to the terms of the 2019 VMTP Shares and, in any such case, such failure is not cured as of the close of business on the date that is ten Business Days following the Business Day on which such non-compliance is first determined (the “Effective Leverage Ratio Cure Date”) other than as a result of the redemption required by this Section 2.6(b)(ii), the Fund shall not later than the close of business on the Business Day next following the Effective Leverage Ratio Cure Date cause the Effective Leverage Ratio (determined in accordance with the requirements applicable to the determination of the Effective Leverage Ratio, and pursuant to the terms of the 2019 VMTP Shares and the Purchase Agreement for any applicable series of 2019 VMTP Shares in respect of which the Effective Leverage Ratio is being determined) to not exceed the Effective Leverage Ratio required under Section 2.4(c) hereof as so determined, by (x) engaging in transactions involving or relating to the floating rate securities not owned by the Fund and/or the inverse floating rate securities owned by the Fund, including the purchase, sale or retirement thereof, (y) to the extent permitted by the 1940 Act and the MGCL, cause a Notice of Redemption to be issued, and cause to be deposited Deposit Securities or other sufficient funds in trust with the Redemption and Paying Agent or other applicable paying agent, in each case in accordance with the terms of the Preferred Shares to be redeemed, for the redemption at the redemption price specified in the terms of such Preferred Shares of a sufficient number of Preferred Shares, which at the Fund's sole option (to the extent permitted by the 1940 Act and the MGCL) may include any number or proportion of 2019 VMTP Shares, or (z) engaging in any combination of the actions contemplated by clauses (x) and (y) of this sentence of Section 2.6(b)(ii)(A). In the event that any 2019 VMTP Shares are to be redeemed pursuant to clause (y) of the penultimate sentence of this Section 2.6(b)(ii)(A), the Fund shall redeem such 2019 VMTP Shares at a price per share equal to the Liquidation Preference per share plus an amount equal to all unpaid dividends and other distributions on such share accumulated from and including the Date of Original Issue to (but excluding) the date fixed for such redemption by the Board of Directors (whether or not earned or declared by the Fund, but excluding interest thereon) (the “ELR Mandatory Redemption Price”).

(B) On the Redemption Date for a redemption contemplated by clause (y) of the penultimate sentence of Section 2.6(b)(ii)(A) hereof, the Fund shall not redeem more than the maximum number of Preferred Shares that can be redeemed out of funds expected to be legally available therefor in accordance with the Charter and applicable law. If the Fund is unable to redeem the required number of 2019 VMTP Shares and other Preferred Shares which have been designated to be redeemed in accordance with clause (y) of the penultimate sentence of Section 2.6(b)(ii)(A) hereof due to the unavailability of legally available funds, the Fund shall redeem those 2019 VMTP Shares and other Preferred Shares which it was unable to redeem on the earliest practicable date on which it is able to effect such redemption. If fewer than all of the Outstanding 2019 VMTP Shares are to be redeemed pursuant to clause (y) of the penultimate sentence of Section 2.6(b)(ii)(A) hereof, the number of 2019 VMTP Shares to be redeemed shall be redeemed (A) pro rata among the Outstanding 2019 VMTP Shares, (B) by lot or (C) in such other manner as the Board of Directors may determine to be fair and equitable that is in accordance with the 1940 Act; provided, in each such case, that such method of redemption as set forth in clause (A), (B) or (C) of this Section 2.6(b)(ii)(B) shall be subject to any applicable procedures established by the Securities Depository.

(c)                                       Optional Redemption.

(i)         Subject to the provisions of Section 2.6(c)(ii) hereof, the Fund may at its option at any time on any Business Day (an “Optional Redemption Date”) redeem in whole or from time to time in part the Outstanding 2019 VMTP Shares, at a redemption price per 2019 VMTP Share (the “Optional Redemption Price”) equal to (x) the Liquidation Preference per 2019 VMTP Share plus (y) an amount equal to all unpaid dividends and other distributions on such 2019 VMTP Share accumulated from and including the Date of Original Issue to (but excluding) the Optional Redemption Date (whether or not earned or declared by the Fund, but excluding interest thereon) plus (z) the Optional Redemption Premium per share (if any) that is applicable to an optional redemption of 2019 VMTP Shares that is effected on such Optional Redemption Date.

(ii)              If fewer than all of the outstanding 2019 VMTP Shares are to be redeemed pursuant to Section 2.6(c)(i) hereof, the 2019 VMTP Shares to be redeemed shall be selected either (A) pro rata among the Holders of the 2019 VMTP Shares, (B) by lot or (C) in such other manner as the Board of Directors may determine to be fair and equitable; provided, in each such case, that such method of redemption as set forth in clause (A), (B) or (C) of this Section 2.6(c)(ii) shall be subject to any applicable procedures established by the Securities Depository. Subject to the terms of the 2019 VMTP Shares and applicable law, the Board of Directors will have the full power and authority to prescribe the terms and conditions upon which 2019 VMTP Shares will be redeemed pursuant to this Section 2.6(c) from time to time.

(iii)            The Fund may not on any date deliver a Notice of Redemption pursuant to Section 2.6(e) hereof in respect of a redemption contemplated to be effected pursuant to this Section 2.6(c) unless on such date the Fund has available Deposit Securities for the Optional Redemption Date contemplated by such Notice of Redemption having a Market Value not less than the amount (including any applicable premium) due to Holders of 2019 VMTP Shares by reason of the redemption of such 2019 VMTP Shares on such Optional Redemption Date.

(d)                                       Extraordinary Redemption.  In the event the Fund is (i) converted from a closed-end to an open-end investment company or (ii) voluntarily liquidated, the Fund shall on any Business Day (the “Extraordinary Redemption Date”) redeem in whole the 2019 VMTP Shares, at a redemption price per 2019 VMTP Share (the “Extraordinary Redemption Price”) equal to (x) the Liquidation Preference plus (y) an amount equal to all unpaid dividends and other distributions on such 2019 VMTP Share accumulated from and including the Date of Original Issue to (but excluding) the Extraordinary Redemption Date (whether or not earned or declared by the Fund).

(e)                                       Procedures for Redemption.

(i)         If the Fund shall determine or be required to redeem, in whole or in part, 2019 VMTP Shares pursuant to Section 2.6(a)(i), (a)(ii), (b), (c) or (d) hereof, the Fund shall deliver a notice of redemption (the “Notice of Redemption”), by overnight delivery, by first class mail, postage prepaid or by Electronic Means to Holders thereof, or request the Redemption and Paying Agent, on behalf of the Fund, to promptly do so by overnight delivery, by first class mail, postage prepaid or by Electronic Means. A Notice of Redemption shall be provided not more than forty-five (45) calendar days prior to the date fixed for redemption and not less than ten (10) Business Days prior to the date fixed for redemption pursuant to Section 2.6(a)(ii), (c) or (d) hereof in such Notice of Redemption. Each such Notice of Redemption shall state: (A) the date fixed for the redemption of such 2019 VMTP Shares pursuant to Section 2.6(a)(i), (a)(ii), (b), (c) or (d) hereof (the “Redemption Date”); (B) the number of 2019 VMTP Shares to be redeemed; (C) the CUSIP number for 2019 VMTP Shares; (D) the applicable Redemption Price on a per share basis; (E) if applicable, the place or places where the certificate(s) for such shares (properly endorsed or assigned for transfer, if the Board of Directors requires and the Notice of Redemption states) are to be surrendered for payment of the Redemption Price; (F) that dividends on the 2019 VMTP Shares to be redeemed will cease to accumulate from and after such Redemption Date; and (G) the provisions of the terms of the 2019 VMTP Shares under which such redemption is being made. If fewer than all 2019 VMTP Shares held by any Holder are to be redeemed, the Notice of Redemption delivered to such Holder shall also specify the number of 2019 VMTP Shares to be redeemed from such Holder and, if applicable, the method of determining such number. The Fund may provide in any Notice of Redemption relating to a redemption contemplated to be effected pursuant to the terms of the 2019 VMTP Shares that such redemption is subject to one or more conditions precedent and that the Fund shall not be required to effect such redemption unless each such condition has been satisfied at the time or times and in the manner specified in such Notice of Redemption. No defect in the Notice of Redemption or delivery thereof shall affect the validity of redemption proceedings, except as required by applicable law.

(ii)              If the Fund shall give a Notice of Redemption, then at any time from and after the giving of such Notice of Redemption and prior to 12:00 noon, New York City time, on the Redemption Date (so long as any conditions precedent to such redemption have been met or waived by the Fund), the Fund shall (A) deposit with the Redemption and Paying Agent Deposit Securities having an aggregate Market Value on the date thereof no less than the Redemption Price of the 2019 VMTP Shares to be redeemed on the Redemption Date and (B) give the Redemption and Paying Agent irrevocable instructions and authority to pay the applicable Redemption Price to the Holders of the 2019 VMTP Shares called for redemption on the Redemption Date. The Fund may direct the Redemption and Paying Agent with respect to the investment of any Deposit Securities consisting of cash so deposited prior to the Redemption Date, provided that the proceeds of any such investment shall be available at the opening of business on the Redemption Date as same day funds. Notwithstanding the provisions of clause (A) of the preceding sentence, if the Redemption Date is the Term Redemption Date or the Early Term Redemption Date, then such deposit of Deposit Securities (which may come in whole or in part from the Term Redemption Liquidity Account) shall be made no later than fifteen (15) calendar days prior to the Term Redemption Date or Early Term Redemption Date, respectively.

(iii)            Upon the date of the deposit of such Deposit Securities, all rights of the Holders of the 2019 VMTP Shares so called for redemption shall cease and terminate except the right of the Holders thereof to receive the Redemption Price thereof and such 2019 VMTP Shares shall no longer be deemed Outstanding for any purpose whatsoever (other than (A) the transfer thereof prior to the applicable Redemption Date and (B) the accumulation of dividends thereon in accordance with the terms hereof up to (but excluding) the applicable Redemption Date, which accumulated dividends, unless previously declared and paid as contemplated by the last sentence of Section 2.6(e)(vi) below, shall be payable only as part of the applicable Redemption Price on the Redemption Date). The Fund shall be entitled to receive, promptly after the Redemption Date, any Deposit Securities in excess of the aggregate Redemption Price of the 2019 VMTP Shares called for redemption on the Redemption Date. Any Deposit Securities so deposited that are unclaimed at the end of three hundred sixty-five (365) calendar days from the Redemption Date shall, to the extent permitted by law, be repaid to the Fund, after which the Holders of the 2019 VMTP Shares so called for redemption shall look only to the Fund for payment of the Redemption Price thereof. The Fund shall be entitled to receive, from time to time after the Redemption Date, any interest on the Deposit Securities so deposited.

(iv)             On or after the Redemption Date, each Holder of 2019 VMTP Shares in certificated form (if any) that are subject to redemption shall surrender the certificate(s) representing such 2019 VMTP Shares to the Fund at the place designated in the Notice of Redemption and shall then be entitled to receive the Redemption Price for such 2019 VMTP Shares, without interest, and, in the case of a redemption of fewer than all the 2019 VMTP Shares represented by such certificate(s), a new certificate representing the 2019 VMTP Shares that were not redeemed.

(v)               Notwithstanding the other provisions of this Section 2.6, except as otherwise required by law, the Fund shall not redeem any 2019 VMTP Shares or other series of Preferred Shares ranking on a parity with the 2019 VMTP Shares with respect to dividends and other distributions unless all accumulated and unpaid dividends and other distributions on all Outstanding 2019 VMTP Shares and such other series of Preferred Shares for all applicable past dividend periods (whether or not earned or declared by the Fund) (x) shall have been or are contemporaneously paid or (y) shall have been or are contemporaneously declared and Deposit Securities or sufficient funds (in accordance with the terms of such 2019 VMTP Shares or other Preferred Shares) for the payment of such dividends and other distributions shall have been or are contemporaneously deposited with the Redemption and Paying Agent or other applicable paying agent for such 2019 VMTP Shares or other Preferred Shares in accordance with the terms of such 2019 VMTP Shares or other Preferred Shares; provided, however, that the foregoing shall not prevent the purchase or acquisition of Outstanding 2019 VMTP Shares pursuant to an otherwise lawful purchase or exchange offer made on the same terms to Holders of all Outstanding 2019 VMTP Shares and any such other series of Preferred Shares for which all accumulated and unpaid dividends and other distributions have not been paid.

(vi)             To the extent that any redemption for which a Notice of Redemption has been provided is not made by reason of the absence of legally available funds therefor in accordance with the Charter and applicable law, such redemption shall be made as soon as practicable to the extent such funds become available. In the case of any redemption pursuant to Section 2.6(c) hereof, no Redemption Default shall be deemed to have occurred if the Fund shall fail to deposit in trust with the Redemption and Paying Agent the Redemption Price with respect to any shares where (A) the Notice of Redemption relating to such redemption provided that such redemption was subject to one or more conditions precedent and (B) any such condition precedent shall not have been satisfied at the time or times and in the manner specified in such Notice of Redemption. Notwithstanding the fact that a Notice of Redemption has been provided with respect to any 2019 VMTP Shares, dividends may be declared and paid on such 2019 VMTP Shares in accordance with their terms if Deposit Securities for the payment of the Redemption Price of such 2019 VMTP Shares shall not have been deposited in trust with the Redemption and Paying Agent for that purpose.

(f)                Redemption and Paying Agent as Trustee of Redemption Payments by Fund. All Deposit Securities transferred to the Redemption and Paying Agent for payment of the Redemption Price of 2019 VMTP Shares called for redemption shall be held in trust by the Redemption and Paying Agent for the benefit of Holders of 2019 VMTP Shares so to be redeemed until paid to such Holders in accordance with the terms hereof or returned to the Fund in accordance with the provisions of Section 2.6(e)(iii) above.

(g)               Compliance With Applicable Law. In effecting any redemption pursuant to this Section 2.6, the Fund shall use its best efforts to comply with all applicable conditions precedent to effecting such redemption under the 1940 Act and the MGCL, but shall effect no redemption except in accordance with the 1940 Act and the MGCL.

(h)               Modification of Redemption Procedures. Notwithstanding the foregoing provisions of this Section 2.6, the Fund may, in its sole discretion and without a stockholder vote, modify the procedures set forth above with respect to notification of redemption for the 2019 VMTP Shares, provided that such modification does not materially and adversely affect the Holders of the 2019 VMTP Shares or cause the Fund to violate any applicable law, rule or regulation; and provided further that no such modification shall in any way alter the rights or obligations of the Redemption and Paying Agent without its prior consent.

2.7       Voting Rights.

(a)               One Vote Per 2019 VMTP Share. Except as otherwise provided in the Charter or as otherwise required by law, (i) each Holder of 2019 VMTP Shares shall be entitled to one vote for each 2019 VMTP Share held by such Holder on each matter submitted to a vote of stockholders of the Fund, and (ii) the Holders of outstanding Preferred Shares, including Outstanding 2019 VMTP Shares, and Common Shares shall vote together as a single class; provided, however, that the holders of outstanding Preferred Shares, including Outstanding 2019 VMTP Shares, shall be entitled, as a class, to the exclusion of the Holders of all other securities and Common Shares of the Fund, to elect two directors of the Fund at all times (the “Preferred Directors”). Subject to Section 2.7(b) hereof, the Holders of outstanding Common Shares and Preferred Shares, including 2019 VMTP Shares, voting together as a single class, shall elect the balance of the directors.  The Preferred Directors shall be designated by the Board of Directors and, if the Board of Directors is classified, the Board of Directors shall designate the classes in which the Preferred Directors shall serve. Notwithstanding clause (ii) of this Section 2.7(a), the Holders of 2019 VMTP Shares shall have exclusive voting rights on a Charter amendment that would alter only the contract rights of the 2019 VMTP Shares, as expressly set forth in these terms of the 2019 VMTP Shares, in connection with the designation of a Special Terms Period.  Any such Charter amendment shall be approved by the affirmative vote or consent of (a) the Holders of a majority of the 2019 VMTP Shares then Outstanding or (b) in connection with a remarketing of the 2019 VMTP Shares, the prospective Holders of a majority of the 2019 VMTP Shares Outstanding as of a future effective date who are approving the Charter amendment pursuant to the advanced consent procedure authorized by MGCL Section 2-505(f), or any successor provision.

(b)               Voting For Additional Directors.

(i)         Voting Period. During any period in which any one or more of the conditions described in clauses (A) or (B) of this Section 2.7(b)(i) shall exist (such period being referred to herein as a “Voting Period”), the number of directors constituting the Board of Directors shall be automatically increased by the smallest number that, when added to the two directors elected exclusively by the Holders of Preferred Shares, including 2019 VMTP Shares, would constitute a majority of the Board of Directors as so increased by such smallest number; and the Holders of Preferred Shares, including 2019 VMTP Shares, shall be entitled, voting as a class on a one-vote-per-share basis (to the exclusion of the Holders of all other securities and classes of capital stock of the Fund), to elect such smallest number of additional directors, together with the two directors that such Holders are in any event entitled to elect. A Voting Period shall commence:

(A)             if, at the close of business on any dividend payment date for any outstanding Preferred Shares, including any Outstanding 2019 VMTP Shares, accumulated dividends (whether or not earned or declared) on such outstanding Preferred Shares equal to at least two (2) full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Redemption and Paying Agent or other applicable paying agent for the payment of such accumulated dividends; or

(B)              if at any time Holders of Preferred Shares are otherwise entitled under the 1940 Act to elect a majority of the Board of Directors.

Upon the termination of a Voting Period, the voting rights described in this Section 2.7(b)(i) shall cease, subject always, however, to the revesting of such voting rights in the Holders of Preferred Shares upon the further occurrence of any of the events described in this Section 2.7(b)(i).

(ii)        Notice of Special Meeting. As soon as practicable after the accrual of any right of the Holders of Preferred Shares to elect additional directors as described in Section 2.7(b)(i) hereof, the Fund shall call a special meeting of such Holders and notify the Redemption and Paying Agent and/or such other Person as is specified in the terms of such Preferred Shares to receive notice (i) by mailing or delivery by Electronic Means or (ii) in such other manner and by such other means as are specified in the terms of such Preferred Shares, a notice of such special meeting to such Holders, such meeting to be held not less than ten (10) nor more than thirty (30) calendar days after the date of the delivery by Electronic Means or mailing of such notice or the delivery of such notice by such other means as are described in clause (ii) above. If the Fund fails to call such a special meeting, it may be called at the expense of the Fund by any such Holder on like notice. The record date for determining the Holders of Preferred Shares entitled to notice of and to vote at such special meeting shall be the close of business on the fifth (5th) Business Day preceding the calendar day on which such notice is mailed or otherwise delivered. At any such special meeting and at each meeting of Holders of Preferred Shares held during a Voting Period at which directors are to be elected, such Holders, voting together as a class (to the exclusion of the holders of all other securities and classes of capital stock of the Fund), shall be entitled to elect the number of directors prescribed in Section 2.7(b)(i) hereof on a one-vote-per-share basis.

(iii)            Terms of Office of Existing Directors. The terms of office of the incumbent directors of the Fund at the time of a special meeting of Holders of Preferred Shares to elect additional directors in accordance with Section 2.7(b)(i) hereof shall not be affected by the election at such meeting by the Holders of 2019 VMTP Shares and such other Holders of Preferred Shares of the number of directors that they are entitled to elect, and the directors so elected by the Holders of 2019 VMTP Shares and such other Holders of Preferred Shares, together with the two (2) directors elected by the Holders of Preferred Shares in accordance with Section 2.7(a) hereof and the remaining directors elected by the Holders of the Common Shares and Preferred Shares, shall constitute the duly elected directors of the Fund.

(iv)             Terms of Office of Certain Directors to Terminate Upon Termination of Voting Period. Simultaneously with the termination of a Voting Period, the terms of office of the additional directors elected by the Holders of the Preferred Shares pursuant to Section 2.7(b)(i) hereof shall terminate, the remaining directors shall constitute the directors of the Fund and the voting rights of the Holders of Preferred Shares to elect additional directors pursuant to Section 2.7(b)(i) hereof shall cease, subject to the provisions of the last sentence of such Section 2.7(b)(i).

(c)        Holders of 2019 VMTP Shares to Vote on Certain Matters.

(i)         Certain Amendments Requiring Approval of 2019 VMTP Shares. Except as otherwise provided herein, so long as any 2019 VMTP Shares are Outstanding, the Fund shall not, without the affirmative vote or consent of the Holders of at least a majority of the 2019 VMTP Shares Outstanding at the time, voting together as a separate class, amend, alter or repeal any provisions of the Charter, whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of such 2019 VMTP Shares or the Holders thereof; provided, however, that a change in the capitalization of the Fund in accordance with Section 2.9 hereof shall not be considered to materially and adversely affect the rights and preferences of the 2019 VMTP Shares, and a division of a 2019 VMTP Share shall be deemed to materially and adversely affect such preferences, rights or powers only if the terms of such division materially and adversely affect the Holders of the 2019 VMTP Shares, and provided, further, that no amendment, alteration, or repeal of the obligation of the Fund to pay the Term Redemption Price on the Term Redemption Date and to pay the Early Term Redemption Price on the Early Term Redemption Date, or accumulate dividends at the Dividend Rate shall be effected without, in each case, the prior unanimous vote or consent of the Holders of the Preferred Shares.  For purposes of the foregoing, no matter shall be deemed to materially and adversely affect any preference, right or power of a 2019 VMTP Share or the Holder thereof unless such matter (i) alters or abolishes any preferential right of such 2019 VMTP Share, or (ii) creates, alters or abolishes any right in respect of redemption of such 2019 VMTP Share (other than solely as a result of a division of a 2019 VMTP Share). So long as any 2019 VMTP Shares are Outstanding, the Fund shall not, without the affirmative vote or consent of the Holders of at least sixty-six and two-thirds percent (66 2/3%) of the 2019 VMTP Shares Outstanding at the time, voting as a separate class, file a voluntary application for relief under Federal bankruptcy law or any similar application under state law for so long as the Fund is solvent and does not foresee becoming insolvent.

(ii)               1940 Act Matters. Unless a higher percentage is provided for in the Charter, the affirmative vote of the Holders of at least “a majority of the outstanding Preferred Shares,” including 2019 VMTP Shares Outstanding at the time, voting as a separate class, shall be required (A) to approve any conversion of the Fund from a closed-end to an open-end investment company, (B) to approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares, or (C) to approve any other action requiring a vote of security holders of the Fund under Section 13(a) of the 1940 Act. For purposes of the foregoing, the vote of a “majority of the outstanding Preferred Shares” means the vote at an annual or special meeting duly called of (i) sixty-seven percent (67%) or more of such shares present at a meeting, if the Holders of more than fifty percent (50%) of such shares are present or represented by proxy at such meeting, or (ii) more than fifty percent (50%) of such shares, whichever is less.

(d)       Voting Rights Set Forth Herein Are Sole Voting Rights. Unless otherwise required by applicable law or the Charter, the Holders of 2019 VMTP Shares shall not have any relative rights or preferences or other special rights with respect to voting such 2019 VMTP Shares other than those specifically set forth in this Section 2.7; provided, however, that nothing in the Charter shall be deemed to preclude or limit the right of the Fund (to the extent permitted by applicable law) to contractually agree with any Holder or Designated Owner of 2019 VMTP Shares that any action or inaction by the Fund shall require the consent or approval of such Holder or Designated Owner.

(e)               No Cumulative Voting. The Holders of 2019 VMTP Shares shall have no rights to cumulative voting.

(f)                Voting for Directors Sole Remedy for Fund's Failure to Declare or Pay Dividends. In the event that the Fund fails to declare or pay any dividends on the 2019 VMTP Shares on the Dividend Payment Date therefor, the exclusive remedy of the Holders of the 2019 VMTP Shares shall be the right to vote for directors pursuant to the provisions of this Section 2.7. Nothing in this Section 2.7(f) shall be deemed to affect the obligation of the Fund to accumulate and, if permitted by applicable law and the Charter, pay dividends at the Increased Rate in the circumstances contemplated by Section 2.2(g) hereof.

(g)               Holders Entitled to Vote. For purposes of determining any rights of the Holders of 2019 VMTP Shares to vote on any matter, whether such right is created by the Charter, by statute or otherwise, no Holder of 2019 VMTP Shares shall be entitled to vote any 2019 VMTP Share and no 2019 VMTP Shares shall be deemed to be Outstanding for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or the time of the actual vote on the matter, as the case may be, the requisite Notice of Redemption with respect to such 2019 VMTP Shares shall have been given in accordance with the terms of the 2019 VMTP Shares and Deposit Securities for the payment of the Redemption Price of such 2019 VMTP Shares shall have been deposited in trust with the Redemption and Paying Agent for that purpose. No 2019 VMTP Shares held by the Fund shall have any voting rights or be deemed to be Outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.

2.8       Rating Agencies.

The Fund shall use commercially reasonable efforts to cause the Rating Agencies to issue long-term credit ratings with respect to the 2019 VMTP Shares for so long as the 2019 VMTP Shares are Outstanding. The Fund shall notify the Rating Agencies prior to amending the Articles Supplementary, and prior to a change in the Fund’s custodian.  The Fund shall use commercially reasonable efforts to comply with any applicable Rating Agency Guidelines. The Fund will provide to the Rating Agencies any ongoing information deemed necessary by the Rating Agencies to rate the 2019 VMTP Shares, including but not limited to, notice of any Special Terms Period, Mandatory Tender Event or Optional Redemption. With respect to S&P, if S&P is then providing a rating for 2019 VMTP Shares pursuant to the request of the Fund, this information will be e-mailed as requested to [CDOLeveragedFundSurveillance@standardandpoors.com] or such other e-mail address provided to the Fund by S&P. If a Rating Agency shall cease to rate the securities of tax-exempt closed-end management investment companies generally, the Board of Directors shall terminate the designation of such Rating Agency as a Rating Agency hereunder. The Board of Directors may elect to terminate the designation of any Rating Agency as a Rating Agency hereunder with respect to the 2019 VMTP Shares so long as either (i) immediately following such termination, there would be at least one Rating Agency with respect to the 2019 VMTP Shares or (ii) it replaces the terminated Rating Agency with another NRSRO and provides notice thereof to the Holders of the 2019 VMTP Shares; provided that such replacement shall not occur unless such replacement Other Rating Agency shall have at the time of such replacement (i) published a rating for the 2019 VMTP Shares and (ii) entered into an agreement with the Fund to continue to publish such rating subject to the Rating Agency's customary conditions. The Board of Directors may also elect to designate one or more other NRSROs as Other Rating Agencies hereunder with respect to the 2019 VMTP Shares by notice to the Holders of the 2019 VMTP Shares. The Rating Agency Guidelines of any Rating Agency may be amended by such Rating Agency without the vote, consent or approval of the Fund, the Board of Directors or any Holder of Preferred Shares, including any 2019 VMTP Shares, or Common Shares.

2.9       Issuance of Additional Preferred Shares.

So long as any 2019 VMTP Shares are Outstanding, the Fund may, without the vote or consent of the Holders thereof, authorize, establish and create and issue and sell one or more series of Preferred Shares ranking on a parity with 2019 VMTP Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or the winding up of the affairs of the Fund, in addition to then Outstanding 2019 VMTP Shares, and authorize, issue and sell additional shares of any series of Preferred Shares then outstanding or so established and created, including additional series of 2019 VMTP Shares, in each case in accordance with applicable law, provided that the Fund shall, immediately after giving effect to the issuance of such Preferred Shares and to its receipt and application of the proceeds thereof, including to the redemption of Preferred Shares with such proceeds, have Asset Coverage (calculated in the same manner as is contemplated by Section 2.4(b) hereof) of at least 225% and Effective Leverage Ratio (calculated in the same manner as is contemplated by Section 2.4(c) hereof) not to exceed 45%. For the avoidance of doubt, this Section 2.9 shall not limit the power of the Fund to issue additional Common Shares.

2.10     Status of Redeemed or Repurchased 2019 VMTP Shares.

2019 VMTP Shares that at any time have been redeemed or purchased by the Fund shall, after such redemption or purchase, have the status of authorized but unissued Common Shares.

2.11     Distributions with Respect to Taxable Allocations.

Whenever a Taxable Allocation is to be paid by the Fund with respect to the 2019 VMTP Shares with respect to any Dividend Period and either the Increased Rate or the Maximum Rate is not in effect during such Dividend Period, the Fund shall comply with either clause (a) or clause (b) and in all cases, clause (c) of this Section 2.11:

(a)        The Fund may provide notice to the Redemption and Paying Agent prior to the commencement of any Dividend Period for the 2019 VMTP Shares of the amount of the Taxable Allocation that will be made in respect of the 2019 VMTP Shares for such Dividend Period (a “Notice of Taxable Allocation”). Such Notice of Taxable Allocation will state the amount of the dividends payable in respect of each 2019 VMTP Share for such Dividend Period that will be treated as a Taxable Allocation and the adjustment to the Dividend Rate for each Rate Period (or portion thereof) included in such Dividend Period that will be required to pay the Additional Amount Payment in respect of the Taxable Allocation paid on such 2019 VMTP Share for such Dividend Period. In lieu of adjusting the Dividend Rate, the Fund may make, in addition to and in conjunction with the payment of regular dividends for such Dividend Period, a supplemental distribution in respect of each 2019 VMTP Share for such Dividend Period equal to the Additional Amount Payment payable in respect of the Taxable Allocation paid on such 2019 VMTP Share for such Dividend Period. The Fund will use commercially reasonable efforts to effect the distribution of Taxable Allocations in respect of 2019 VMTP Shares as provided in this Section 2.11(a), and shall only effect the distribution of Taxable Allocation pursuant to Section 2.11(b) and/or Section 2.11(c) hereof if such commercially reasonable efforts do not reasonably permit the Fund to effect the distribution of a Taxable Allocation as contemplated by this Section 2.11(a).

(b)        If the Fund does not provide a Notice of Taxable Allocation as provided in Section 2.11(a) hereof with respect to a Taxable Allocation that is made in respect of 2019 VMTP Shares, the Fund may make one or more supplemental distributions to the Holders of 2019 VMTP Shares equal to the amount of such Taxable Allocation. Any such supplemental distribution in respect of 2019 VMTP Shares may be declared and paid on any date, without reference to any regular Dividend Payment Date, to the Holders of 2019 VMTP Shares as their names appear on the registration books of the Fund on such date, not exceeding fifteen (15) calendar days preceding the payment date of such supplemental distribution, as may be fixed by the Board of Directors.

(c)                If in connection with a redemption of 2019 VMTP Shares, the Fund makes a Taxable Allocation without having either given advance notice thereof pursuant to Section 2.11(a) hereof or made one or more supplemental distributions pursuant to Section 2.11(b) hereof, the Fund shall direct the Redemption and Paying Agent to send an Additional Amount Payment in respect of such Taxable Allocation to each Holder of 2019 VMTP Shares at such Holder's address as the same appears or last appeared on the registration books of the Fund.

(d)               Except as required by the Purchase Agreement, for so long as the applicable provisions of the Purchase Agreement shall be in effect, the Fund shall not be required to pay Additional Amount Payments with respect to the 2019 VMTP Shares with respect to any net capital gain or other taxable income determined by the Internal Revenue Service to be allocable in a manner different from the manner used by the Fund.

2.12     Liquidity Account and Liquidity Requirement for Term Redemption and Early Term Redemption.

(a)        On or prior to the Liquidity Account Initial Date with respect to the 2019 VMTP Shares, the Fund shall cause the Custodian to segregate, by means of appropriate identification on its books and records or otherwise in accordance with the Custodian's normal procedures, from the other assets of the Fund (the “Term Redemption Liquidity Account”) Liquidity Account Investments with a Market Value equal to at least one hundred ten percent (110%) of the Term Redemption Amount with respect to the 2019 VMTP Shares. The “Term Redemption Amount” shall be equal to the Term Redemption Price to be paid on the Term Redemption Date (or, if applicable, the Early Term Redemption Price to be paid on the Early Term Redemption Date) for the 2019 VMTP Shares, based on the number of 2019 VMTP Shares then Outstanding, assuming for this purpose that the Dividend Rate for the 2019 VMTP Shares in effect at the time of the creation of the Term Redemption Liquidity Account will be the Dividend Rate in effect for the 2019 VMTP Shares until the Term Redemption Date (or, if applicable, the Early Term Redemption Date). If, on any date after the Liquidity Account Initial Date, the aggregate Market Value of the Liquidity Account Investments included in the Term Redemption Liquidity Account for the 2019 VMTP Shares as of the close of business on any Business Day is less than one hundred ten percent (110%) of the Term Redemption Amount with respect to the 2019 VMTP Shares, then the Fund shall cause the Custodian and the Adviser to take all such necessary actions, including segregating additional assets of the Fund as Liquidity Account Investments, so that the aggregate Market Value of the Liquidity Account Investments included in the Term Redemption Liquidity Account for the 2019 VMTP Shares is at least equal to one hundred ten percent (110%) of the Term Redemption Amount with respect to the 2019 VMTP Shares not later than the close of business on the next succeeding Business Day. With respect to assets of the Fund segregated as Liquidity Account Investments with respect to the 2019 VMTP Shares, the Adviser, on behalf of the Fund, shall be entitled to instruct the Custodian on any date to release any Liquidity Account Investments from such segregation and to substitute therefor other Liquidity Account Investments, so long as (i) the assets of the Fund segregated as Liquidity Account Investments at the close of business on such date have a Market Value equal to at least one hundred ten percent (110%) of the Term Redemption Amount with respect to the 2019 VMTP Shares and (ii) the assets of the Fund designated and segregated as Deposit Securities at the close of business on such date have a Market Value equal to at least the Liquidity Requirement (if any) determined in accordance with Section 2.12(b) below with respect to the 2019 VMTP Shares for such date. The Fund shall cause the Custodian not to permit any lien, security interest or encumbrance to be created or permitted to exist on or in respect of any Liquidity Account Investments included in the Term Redemption Liquidity Account for the 2019 VMTP Shares, other than liens, security interests or encumbrances arising by operation of law and any lien of the Custodian with respect to the payment of its fees or repayment for its advances.

(b)         The Market Value of the Deposit Securities held in the Term Redemption

Liquidity Account for the 2019 VMTP Shares, from and after the 15th day of the calendar month (or if such day is not a Business Day, the next succeeding Business Day) that is the number of months preceding the calendar month in which the Term Redemption Date (or, if applicable, the Early Term Redemption Date) occurs, in each case as specified in the table set forth below, shall not be less than the percentage of the Term Redemption Amount set forth below opposite such number of months (the “Liquidity Requirement”), but in all cases subject to the provisions of Section 2.12(c) below:

Number of Months	Value of Deposit
Preceding Month of	Securities as Percentage
Term Redemption Date	of Term Redemption
(or Early Term Redemption Date, as applicable):	Amount

5	20%
4	40%
3	60%
2	80%
1	100%

(c)               If the aggregate Market Value of the Deposit Securities included in the Term Redemption Liquidity Account for the 2019 VMTP Shares as of the close of business on any Business Day is less than the Liquidity Requirement for such Business Day, then the Fund shall cause the segregation of additional or substitute Deposit Securities in respect of the Term Redemption Liquidity Account, so that the aggregate Market Value of the Deposit Securities included in the Term Redemption Liquidity Account for the 2019 VMTP Shares is at least equal to the Liquidity Requirement not later than the close of business on the next succeeding Business Day.

(d)               The Deposit Securities included in the Term Redemption Liquidity Account for the 2019 VMTP Shares may be applied by the Fund, in its discretion, towards payment of the Term Redemption Price (or the Early Term Redemption Price, as applicable) as contemplated by Section 2.6(e) hereof. Upon the deposit by the Fund with the Redemption and Paying Agent of Deposit Securities having an initial combined Market Value sufficient to effect the redemption of the 2019 VMTP Shares on the Term Redemption Date in accordance with Section 2.6(e)(ii) hereof, the requirement of the Fund to maintain the Term Redemption Liquidity Account as contemplated by this Section 2.12 shall lapse and be of no further force and effect.

2.13   Global Certificate.

Prior to the commencement of a Voting Period, (i) all 2019 VMTP Shares Outstanding from time to time shall be represented by one global certificate registered in the name of the Securities Depository or its nominee and (ii) no registration of transfer of the 2019 VMTP Shares shall be made on the registration books of the Fund to any Person other than the Securities Depository or its nominee or transferee. The foregoing restriction on registration of transfer shall be conspicuously noted on the face or back of the global certificates.

2.14   Notice.

All notices or communications hereunder, unless otherwise specified in the terms of the 2019 VMTP Shares, shall be sufficiently given if in writing and delivered in person, by telecopier, by Electronic Means or by overnight delivery. Notices delivered pursuant to this Section 2.14 shall be deemed given on the date received, except as otherwise provided by the MGCL for notices of stockholders’ meetings.

2.15     Actions on Other than Business Days.

Unless otherwise provided herein, if the date for making any payment, performing any act or exercising any right, in each case as provided for in the terms of the 2019 VMTP Shares, is not a Business Day, such payment shall be made, act performed or right exercised on the next succeeding Business Day, with the same force and effect as if made or done on the nominal date provided therefor, and, with respect to any payment so made, no dividends, interest or other amount shall accrue for the period between such nominal date and the date of payment.

2.16   Modification.

To the extent permitted by applicable law, Section 2.7(c) hereof and the Purchase Agreement, the Board of Directors, without the vote of the Holders of 2019 VMTP Shares, may interpret, supplement, or amend the provisions of these terms of the 2019 VMTP Shares to supply any omission, resolve any inconsistency or ambiguity or to cure, correct or supplement any defective or inconsistent provision, including any provision that becomes defective after the date hereof because of impossibility of performance or any provision that is inconsistent with any provision of any other Preferred Shares of the Fund.

2.17   Transfers.

(a)             A Designated Owner or Holder may sell, transfer or otherwise dispose of 2019 VMTP Shares only in whole shares and only (i)(A) to Persons that it reasonably believes are qualified institutional buyers (“QIBs”) that are: (X) registered closed-end management investment companies, the shares of which are traded on a national securities exchange, and registered open-end management investment companies, in each case that (1) are either sponsored or managed by an entity listed on Schedule 2 to the Purchase Agreement or any other entity that is controlled by, controlling or under common control with an entity listed on Schedule 2 to the Purchase Agreement and (2) invest primarily in municipal obligations (each, a “Registered Investment Company”); (Y) banks or entities that are 100% direct or indirect subsidiaries of banks’ publicly traded parent holding companies (collectively “Banks”); or (Z) insurance companies, in each case, pursuant to Rule 144A under the Securities Act (“Rule 144A”) or another available exemption from registration under the Securities Act, in a manner not involving any public offering within the meaning of Section 4(a)(2) of the Securities Act, (B) to tender option bond trusts (or other similar investment vehicles) in which all investors are Persons that such Designated Owner or Holder reasonably believes are QIBs that are Registered Investment Companies, Banks or insurance companies (or, in the case of a tender option bond trust (or other similar investment vehicles) in which the Holder or an affiliate of the Holder retains a residual interest), or (C) to other investors with the prior written consent of the Issuer and (ii) unless the prior written consent of each of the Issuer and the Majority Participants has been obtained, not to AllianceBernstein Persons if such AllianceBernstein Persons would, after such sale and transfer, own more than 20% of the Outstanding 2019 VMTP Shares.  Any transfer in violation of the foregoing restrictions shall be void ab initio. In connection with any transfer of the 2019 VMTP Shares, each transferee (including, in the case of a tender option bond trust (or other similar investment vehicles), the depositor or trustee or other Person thereunder acting on behalf of such transferee) will be required to deliver to the Issuer a transferee certificate set forth as Exhibit C to the Purchase Agreement no later than the date of the transfer.  The restrictions on transfer in this Section 2.17(a) shall not apply to any 2019 VMTP Shares registered under the Securities Act pursuant to the Registration Rights Agreement or any subsequent transfer of such registered 2019 VMTP Shares thereafter.

(b)            If at any time the Fund is not furnishing information pursuant to Section 13 or 15(d) of the Exchange Act, in order to preserve the exemption for resales and transfers under Rule 144A, the Fund shall furnish, or cause to be furnished, to holders of 2019 VMTP Shares and prospective purchasers of 2019 VMTP Shares, upon request, information with respect to the Fund satisfying the requirements of subsection (d)(4) of Rule 144A.

2.18   No Additional Rights.

Unless otherwise required by applicable law or the Charter, the Holders of 2019 VMTP Shares shall not have any relative rights or preferences or other special rights with respect to such 2019 VMTP Shares other than those specifically set forth in the terms of these 2019 VMTP Shares; provided, however, that nothing in the terms of these 2019 VMTP Shares shall be deemed to preclude or limit the right of the Fund (to the extent permitted by applicable law) to contractually agree with any Holder or Designated Owner of 2019 VMTP Shares with regard to any special rights of such Holder or Designated Owner with respect to its investment in the Fund.

SECOND:  The 2019 VMTP Shares have been classified and designated by the Board of Directors under the authority contained in the Charter.

THIRD:  These Articles Supplementary have been approved by the Board of Directors in the manner and by the vote required by law.

FOURTH:  The undersigned Officer of the Fund acknowledges these Articles Supplementary to be the corporate act of the Fund and, as to all matters or facts required to be verified under oath, the undersigned Officer acknowledges that, to the best of his knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

FIFTH:           These Articles Supplementary to the charter of the Corporation will be effective on August 28, 2019, as permitted by Section 2-208(d) of the Maryland General Corporation Law.

[SIGNATURE PAGE FOLLOWS]

IN WITNESS WHEREOF, the Fund has caused these Articles Supplementary to be signed in its name and on its behalf by its President and attested to by its Assistant Secretary on this 27th day of August, 2019.

ATTEST:	ALLIANCEBERNSTEIN National Municipal Income Fund, Inc.
/s/Stephen J. Laffey Name: Stephen J. Laffey Title: Assistant Secretary	/r/Robert M. Keith (SEAL) Name: Robert M. Keith Title: President

[Signature page to Articles Supplementary Of
AllianceBernstein National Municipal Income Fund, Inc.]